Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 3,408,714	$ 3,945,362
Less: allowance for doubtful accounts	(125,448)	(114,486)
Accounts receivable, net	$ 3,283,266	$ 3,830,876